Additional disclosure items	12 Months Ended
Dec. 31, 2023
Additional information [abstract]
Additional disclosure items	Additional disclosure itemsFees to auditors

	2023	2022	2021
	(US$ millions)
Audit fees	5.6	5.1	5.2
Audit related fees	0.8	1.3	1.4
Tax fees	0.2	0.2	0.1
Other fees	0.3	0.2	0.4
Total	6.9	6.8	7.1
Capital and operational commitments Millicom has a number of capital and operational commitments to suppliers and service providers in the normal course of its business. These commitments are mainly contracts for acquiring network and other equipment, and leases for towers and other operational equipment.Capital commitments At December 31, 2023, the Company and its subsidiaries had fixed commitments to purchase network equipment, other fixed assets and intangible assets of $350 million of which $254 million are due within one year (December 31, 2022: $406 million of which $259 million were due within one year). The Group’s share of commitments from the joint ventures is $18 million, of which $18 million are due within one year (December 31, 2022: $29 million, all of which were due within one year).Contingent liabilitiesLitigation and legal risks
The Company and its operations are contingently liable with respect to lawsuits, legal, regulatory, commercial and other legal risks that arise in the normal course of business. As of December 31, 2023, the total amount of claims brought against the Company and its subsidiaries is $328 million (December 31, 2022: $239 million). The Group's share of the comparable exposure for its joint venture in Honduras is $9 million (December 31, 2022: $13 million).
As at December 31, 2023, $14 million has been provisioned by its subsidiaries for these risks in the consolidated statement of financial position (December 31, 2022: $25 million). The Group’s share of provisions made by the joint venture in Honduras was $1 million (December 31, 2022: $1 million). While it is not possible to ascertain the ultimate legal and financial liability with respect to these claims and risks, the ultimate outcome is not anticipated to have a material effect on the Group’s financial position and operations.
On May 25, 2020, as a result of the termination of the Costa Rica acquisition, Telefónica filed a complaint, followed by an amended complaint on August 3, 2020, against us in the Supreme Court of New York. The amended complaint asserts damages claims for alleged breaches of contract and alleges, among other things, that the Group was required to close the transaction because the closing conditions specified in the sale and purchase agreement for the acquisition had been satisfied. On February 13, 2024, the Court granted summary judgment in favor of Telefónica, ruling in favor of Telefónica's breach of contract claim as well as its methodology for calculating pre-judgment interest. As of the time of this filing, the Court has not yet determined the exact amount of damages, and a final judgment has not yet been entered. The Group disagrees with the decision and continues to believe that the Group has strong arguments in its favor. The Group plans to file an appeal of the ruling.
Other
At December 31, 2023, Millicom has various other less significant claims which are not disclosed separately in these consolidated financial statements because they are either not material or the related risk is remote.Tax related risks and uncertain tax position
The Group operates in developing countries where the tax systems, regulations and enforcement processes have varying stages of development creating uncertainty regarding the application of the tax law and interpretation of tax treatments. The Group is also subject to regular tax audits in the countries where it operates. When there is uncertainty over whether the taxation authority will accept a specific tax treatment under the local tax law, that tax treatment is therefore uncertain. The resolution of tax positions taken by the Group, through negotiations with relevant tax authorities or through litigation, can take several years to complete and, in some cases, it is difficult to predict the ultimate outcome. Therefore, judgment is required to determine liabilities for taxes.
In assessing whether and how an uncertain tax treatment affects the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, the Group assumes that a taxation authority with the right to examine amounts reported to it will examine those amounts and have full knowledge of all relevant information when making those examinations.
The Group has a process in place, and applies significant judgment, in identifying uncertainties over income tax treatments. Management considers whether or not it is probable that a taxation authority will accept an uncertain tax treatment. On that basis, the identified risks are split into three categories (i) remote risks (risk of outflow of tax payments are up to 20%), (ii) possible risks (risk of outflow of tax payments assessed from 21% to 49%) and probable risks (risk of outflow is more than 50%). The process is repeated every quarter by the Group.
If the Group concludes that it is probable or certain that the taxation authority will accept the tax treatment, the risks are categorized either as possible or remote, and it determines the taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates consistently with the tax treatment used or planned to be used in its income tax filings. The risks considered as possible are not provisioned but disclosed as tax contingencies in the Group consolidated financial statements while remote risks are neither provisioned nor disclosed.
If the Group concludes that it is probable that the taxation authority will not accept the Group’s interpretation of the uncertain tax treatment, the risks are categorized as probable, and are presented to reflect the effect of uncertainty in determining the related taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates by generally using the most likely amount method – the single most likely amount in a range of possible outcomes.
If an uncertain tax treatment affects both deferred tax and current tax, the Group makes consistent estimates and judgments for both. For example, an uncertain tax treatment may affect both taxable profits used to determine the current tax and tax bases used to determine deferred tax.
If facts and circumstances change, the Group reassesses the judgments and estimates regarding the uncertain tax position taken.
At December 31, 2023, the tax risks exposure of the Group's subsidiaries is estimated at $279 million, for which provisions of $52 million have been recorded in tax liabilities; representing management's assessment of the probable cash outflow of eventual claims and required payments related to those risks (December 31, 2022: $221 million of which provisions of $38 million were recorded). The Group's share of comparable tax exposure and provisions in its joint venture amounts to $118 million (December 31, 2022: $97 million) and $7 million (December 31, 2022: $7 million), respectively.
Non-cash investing and financing activities
Non-cash investing and financing activities from continuing operations

	Note	2023	2022	2021
		(US$ millions)
Investing activities
Acquisition of property, plant and equipment	E.2.2.	121	(23)	(47)
Acquisition of lease right of use assets obtained in exchange of lease liabilities	E.3.	63	127	106
Asset retirement obligations	E.2.2.	30	18	32
Financing activities
Share based compensation	B.4.1.	52	29	17
Related party balances and transactions
The Group’s significant related parties are:
▪Xavier Niel, his subsidiaries and joint ventures, as well as his close family members.
•    EPM and subsidiaries (EPM), the non-controlling shareholder in our Colombian operations (see notes A.1.4. and C.7.4.);
•    Miffin Associates Corp and subsidiaries (Miffin), our joint venture partner in Guatemala until November 12, 2021, date on which Miffin ceased to be a related party, as Millicom signed and closed an agreement to acquire the remaining 45% equity interest in our joint venture business in Guatemala from Miffin (see note A.1.2.).
•    Cable Onda partners and subsidiaries, the non-controlling shareholders in Tigo Panama (see note A.1.2.), until June 29, 2022, date on which Cable Onda Partners ceased to be a related party as the non-controlling shareholders of Tigo Panama exercised their put option right to sell their remaining 20% shareholding to Millicom.
Xavier Niel
Xavier Niel has significant expertise in the telecoms sector with a 30 year track record of innovation in the sector. He is the owner of the Iliad group, a leading telecoms provider present in France, Italy and Poland, as well as NJJ Holding, an investor in telecoms assets including in Switzerland and Ireland.
Xavier Niel has significant influence over Millicom, as holding, directly or indirectly (through NJJ Holding, Atlas Investissement and Atlas Luxco S.à.r.l. ultimately controlled by him) approximately 29.1% of Millicom's shareholding and voting rights as of December 31, 2023. Additionally, on the annual AGM held on 31 May, 2023, Xavier Niel obtained representation in Millicom’s Board of Directors with the appointment of three (out of nine) non-Executive directors.
Empresas Públicas de Medellín (EPM)
EPM is a state-owned, industrial and commercial enterprise, owned by the municipality of Medellin, and provides electricity, gas, water, sanitation, and telecommunications. EPM owns 50% of our operations in Colombia. Transactions with EPM represent mainly purchases in the form of leases.
Miffin Associates Corp (Miffin)
As mentioned above, Miffin ceased to be a related party to the Group from November 12, 2021. Transactions with Miffin represented recurring commercial operations such as purchase of handsets, and sale of airtime.
The Group had the following transactions with related parties:

Expenses	2023	2022	2021
	(US$ millions)
Purchases of goods and services from Miffin (i)	—	—	(165)
Purchases of goods and services from EPM	(45)	(45)	(39)
Other expenses	(10)	(18)	(16)
Total	(55)	(63)	(220)

Income and gains	2023	2022	2021
	(US$ millions)
Sale of goods and services to Miffin (i)	—	—	299
Sale of goods and services to EPM	12	11	14
Other revenue	—	1	2
Total	12	11	314
(i)    Miffin entities are not considered as related parties since November 12, 2021.
The Group had the following balances with related parties:

	December 31
	2023	2022
Liabilities	(US$ millions)
Payables to Honduras joint venture(ii)	68	48
Payables to EPM	33	39
Other accounts payable	2	2
Total	103	88
(ii)    Mainly dividends.

	December 31
	2023	2022
Assets	(US$ millions)
Receivables from EPM	2	2
Receivables from Honduras joint venture	9	13
Total	12	15
Colombia Unrestricted Subsidiaries
On August 28, 2023, Millicom designated Tigo-UNE, Colombia Móvil S.A. E.S.P., Edatel S.A. E.S.P., Orbitel Servicios Internacionales S.A.S., Cinco Telecom Corp., Inversiones Telco S.A.S. and Emtelco S.A.S. (collectively, the “Colombia Unrestricted Subsidiaries”), which are the entities constituting its Colombian operations as “Unrestricted Subsidiaries” under the 4.500% Notes, the 6.625% Notes, the 5.125% Notes, the 6.250% Notes, the SEK Bond, COP Bond and several of its financing agreements.
The following supplemental consolidating financial information presents selected statement of income and statement of financial position information of Millicom and its Restricted Subsidiaries (as defined under its outstanding credit instruments) separately from such information for Millicom’s Unrestricted Subsidiaries.

Statement of income $ millions	Millicom Group (A)	Colombia Unrestricted Subsidiaries (B)	Intercompany Eliminations (C)	Millicom Restricted Group (A)-(B) net of (C)
Year ended December 31, 2023
Revenue	5,661	1,313	—	4,348
Equipment, programming and other direct costs	(1,507)	(392)	(3)	(1,118)
Operating expenses	(2,043)	(501)	3	(1,539)
Depreciation	(978)	(269)	—	(709)
Amortization	(360)	(100)	—	(260)
Share of profit in Honduras joint venture	42	—	—	42
Other operating income (expenses), net	10	9	—	1
Operating profit	826	60	1	766
Net financial expenses	(684)	(242)	10	(432)
Other non-operating (expenses) income, net	36	32	—	4
Profit (loss) from other joint ventures and associates, net	(3)	—	—	(3)
Profit (loss) before taxes from continuing operations	175	(150)	11	336
Tax expense	(424)	(176)	—	(248)
Profit (loss) from continuing operations	(249)	(326)	11	87
Profit (loss) from discontinued operations, net of tax	4	—	—	4
Net profit (loss) for the year	(245)	(326)	11	91

Statement of financial position $ millions	Millicom Group (A)	Colombia Unrestricted Subsidiaries (B)	Intercompany Eliminations (C)	Millicom Restricted Group (A)-(B) net of (C)
December 31, 2023
ASSETS
NON-CURRENT ASSETS
Intangible assets, net	7,785	1,152	—	6,633
Property, plant and equipment, net	3,107	884	—	2,223
Right of use assets, net	896	229	—	667
Investment in Honduras joint venture	576	—	—	576
Contract costs, net	12	—	—	12
Deferred tax assets	141	1	—	140
Other non-current assets	84	29	54	109
TOTAL NON-CURRENT ASSETS	12,601	2,295	54	10,359
CURRENT ASSETS
Inventories	45	8	—	37
Trade receivables, net	443	128	—	314
Contract assets, net	82	7	—	75
Amounts due from non-controlling interests, associates and joint ventures	12	4	—	8
Prepayments and accrued income	168	35	—	132
Current income tax assets	118	66	—	52
Supplier advances for capital expenditure	21	1	—	20
Other current assets, including derivatives financial instruments	196	43	61	215
Restricted cash	56	1	—	55
Cash and cash equivalents	775	36	—	739
TOTAL CURRENT ASSETS	1,915	330	61	1,647
TOTAL ASSETS	14,516	2,625	115	12,006

Statement of financial position $ millions	Millicom Group (A)	Colombia Unrestricted Subsidiaries (B)	Intercompany Eliminations (C)	Millicom Restricted Group (A)-(B) net of (C)
EQUITY
Share capital and premium	1,334	—	—	1,334
Treasury shares	(8)	—	—	(8)
Other reserves	(500)	(373)	—	(127)
Retained profits	2,785	640	113	2,258
Net profit/ (loss) for the period/year attributable to owners of the Company	(82)	(163)	—	81
Equity attributable to owners of the Company	3,529	105	113	3,538
Non-controlling interests	(84)	(85)	—	1
TOTAL EQUITY	3,445	20	113	3,538
LIABILITIES
NON-CURRENT LIABILITIES
Debt and financing	6,476	601	—	5,875
Lease liabilities	854	226	—	628
Derivative financial instruments	46	—	—	46
Amounts due to non-controlling interests, associates and joint ventures	12	54	—	(42)
Payables and accruals for capital expenditure	885	846	—	38
Other non-current liabilities - Total	330	166	—	163
Deferred tax liabilities	140	—	—	140
TOTAL NON-CURRENT LIABILITIES	8,742	1,894	—	6,848
Debt and financing	221	111	—	109
Lease liabilities	189	65	—	124
Put option liability	86	—	—	86
Payables and accruals for capital expenditure	314	112	—	202
Other trade payables	390	123	—	266
Amounts due to non-controlling interests, associates and joint ventures	62	65	—	(3)
Accrued interest and other expenses	444	92	—	353
Current income tax liabilities	93	1	—	93
Contract liabilities	156	5	—	151
Provisions and other current liabilities	374	137	2	239
TOTAL CURRENT LIABILITIES	2,329	711	2	1,620
TOTAL LIABILITIES	11,071	2,605	2	8,468
TOTAL EQUITY AND LIABILITIES	14,516	2,625	115	12,006